SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Warrant Derivative Liability	$ 513,071	$ 579,544
Accrued Expenses	559,723	478,273
Prepaid Investor Services	551,796	575,021
Non-cash interest	817,536	758,797
Intangibles (Intellectual Property and Patent Cost)	351,144	321,557
Deferred Rent	4,492	4,550
Formation Expense	6,553	6,553
Net Operating Loss carryforward	9,075,029	8,910,874
Gain on extinguishment of debt	97,992	47,393
Stock Based Compensation	84,028	84,028
Total Deferred tax assets	12,061,364	11,766,590
Research and Development	(170,435)	(202,568)
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Capital Raising Costs	(389,258)	(369,033)
Total deferred tax liabilities	(599,072)	(610,980)
Net deferred tax assets	11,462,292	11,155,610
Valuation allowance	(11,462,292)	(11,155,610)
Net deferred tax assets